Income Taxes - Summary of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current expense:
Foreign	$ 281	$ 337	$ 59
Total current expense:	281	337	59
Deferred expense (benefit):
Foreign	210	(226)	(22)
Total deferred expense (benefit):	210	(226)	(22)
Total income tax expense:	$ 491	$ 111	$ 37